Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Prepayments Abstract
Advances for property, plant and equipment	$ 4,143	$ 2,151
Prepaid expenses	437	351
Advances for the acquisition of equipment, materials and others	126	114
Total	4,706	2,616
Current	468	361
Non current	$ 4,238	$ 2,255